Capital stock	12 Months Ended
Sep. 30, 2019
Share Capital , Reserves And Other Equity Interest [Abstract]
Capital stock
Capital stock
The Company's authorized share capital is comprised of an unlimited number, all without par value, of:

–
First preferred shares, issuable in series, carrying one vote per share, each series ranking equal with other series, but prior to second preferred shares, Class A subordinate voting shares and Class B multiple voting shares with respect to the payment of dividends;

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Second preferred shares, issuable in series, non-voting, each series ranking equal with other series, but prior to Class A subordinate voting shares and Class B multiple voting shares with respect to the payment of dividends;

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Class A subordinate voting shares, carrying one vote per share, participating equally with Class B multiple voting shares with respect to the payment of dividends and convertible into Class B multiple voting shares under certain conditions in the event of certain takeover bids on Class B multiple voting shares; and

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Class B multiple voting shares, carrying ten votes per share, participating equally with Class A subordinate voting shares with respect to the payment of dividends and convertible at any time at the option of the holder into Class A subordinate voting shares.

18.    Capital stock (continued)
For the fiscal years 2019 and 2018, the number of issued and outstanding Class A subordinate voting shares and Class B multiple voting shares varied as follows:

Class A subordinate voting shares			Class B multiple voting shares			Total
	Number	Carrying value	Number	Carrying value	Number	Carrying value
		$		$		$
As at September 30, 2017	254,106,795	2,008,892	32,852,748	45,833	286,959,543	2,054,725
Issued upon exercise of stock options[1]	2,737,156	94,552	—	—	2,737,156	94,552
PSUs exercised[2]	—	7,439	—	—	—	7,439
Purchased and cancelled[3]	(10,325,879)	(113,437)	—	—	(10,325,879)	(113,437)
Purchased and not cancelled[3]	—	(402)	—	—	—	(402)
Purchased and held in trusts[4]	—	(24,789)	—	—	—	(24,789)
Shares held in trusts resold[4]	—	504	—	—	—	504
Conversion of shares[5]	3,907,042	5,451	(3,907,042)	(5,451)	—	—
As at September 30, 2018	250,425,114	1,978,210	28,945,706	40,382	279,370,820	2,018,592
Issued upon exercise of stock options[1]	1,942,580	77,773	—	—	1,942,580	77,773
PSUs exercised[2]	—	7,651	—	—	—	7,651
Purchased and cancelled[3]	(12,510,232)	(169,299)	—	—	(12,510,232)	(169,299)
Purchased and held in trusts[4]	—	(30,740)	—	—	—	(30,740)
As at September 30, 2019	239,857,462	1,863,595	28,945,706	40,382	268,803,168	1,903,977

[1]
The carrying value of Class A subordinate voting shares includes $14,070,000 ($17,340,000 for the year ended September 30, 2018), which corresponds to a reduction in contributed surplus representing the value of accumulated compensation costs associated with the stock options exercised during the year.

[2]
During the year ended September 30, 2019, 160,694 PSUs were exercised (172,068 during the year ended September 30, 2018) with a recorded value of $7,651,000 ($7,439,000 during the year ended September 30, 2018) that was removed from contributed surplus. As at September 30, 2019, 875,480 Class A subordinate voting shares were held in trusts under the PSU plans (661,179 as at September 30, 2018).

[3]
On January 30, 2019, the Company’s Board of Directors authorized and subsequently received the regulatory approval for the renewal of the Normal Course Issuer Bid (NCIB) for the purchase for cancellation of up to 20,100,499 Class A subordinate voting shares on the open market through the TSX, the New York Stock Exchange (NYSE) and/or alternative trading systems or otherwise pursuant to exemption orders issued by securities regulators. The Class A subordinate voting shares are available for purchase for cancellation commencing February 6, 2019, until no later than February 5, 2020, or on such earlier date when the Company has either acquired the maximum number or elects to terminate the bid.

During the year ended September 30, 2019, the Company purchased for cancellation 7,301,870 Class A subordinate voting shares (3,510,700 during the year ended September 30, 2018) under its previous and current NCIB for a cash consideration of $626,075,000 ($293,671,000 during the year ended September 30, 2018) and the excess of the purchase price over the carrying value in the amount of $567,125,000 ($265,563,000 during the year ended September 30, 2018) was charged to retained earnings. As of September 30, 2018, 50,000 of the purchased Class A subordinate voting shares with a carrying value of $402,000 and a cash consideration of $4,180,000 were held by the Company and were paid and cancelled during the year ended September 30, 2019.
During the year ended September 30, 2019, the Company also purchased for cancellation 5,158,362 Class A subordinate voting shares from the Caisse de dépôt et placement du Québec for a cash consideration of $500,000,000 (3,634,729 and $272,842,000, respectively during the year ended September 30, 2018). The excess of the purchase price over the carrying value in the amount of $389,651,000 was charged to retained earnings ($195,062,000 during the year ended September 30, 2018). The purchase is considered within the annual aggregate limit that the Company is entitled to purchase under its current NCIB.

[4]
During the year ended September 30, 2019, the trustees, in accordance with the terms of the PSU plans and Trust Agreements, purchased 374,995 Class A subordinate voting shares of the Company on the open market (372,290 during the year ended September 30, 2018) for a cash consideration of $30,740,000 ($24,789,000 during the year ended September 30, 2018). During the year ended September 30, 2018, the trustees resold 7,711 Class A subordinate voting shares that were held in trusts on the open market in accordance with the terms of the PSU plans. The excess of proceeds over the carrying value of the Class A subordinate voting shares, in the amount of $24,000 resulted in an increase of contributed surplus.

[5]
On February 26, 2018, the Founder and Executive Chairman of the Board of the Company converted a total of 3,031,383 Class B multiple voting shares into 3,031,383 Class A subordinate voting shares. In addition, on May 9, 2018, the Founder and Advisor to the Executive Chairman of the Board of the Company, also a related party of the Company, converted a total of 875,659 Class B multiple voting shares into 875,659 Class A subordinate voting shares.

On February 26, 2018, the Company entered into a private agreement with a related party, the Founder and Executive Chairman of the Board of the Company, to purchase for cancellation 3,230,450 Class A subordinate voting shares for a cash consideration of $231,443,000 excluding transaction costs of $300,000 which were paid during the year ended September 30, 2018. The excess of the purchase price over the carrying value in the amount of $223,792,000 was charged to retained earnings. The transaction was recommended by an independent committee of the Board of Directors of the Company following the receipt of an external opinion regarding the reasonableness of the terms of the transaction. A favourable decision was obtained from the Quebec securities regulator to exempt the Company from the issuer bid requirements. The purchase was considered within the annual aggregate limit that the Company was entitled to purchase under its previous NCIB.